Submission	Jul. 28, 2026
Submission [Line Items]
Central Index Key	0002108383
Registrant Name	Sprott Physical Copper Trust
Form Type	F-10
Submission Type	F-10EF
Fee Exhibit Type	EX-FILING FEES